CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents (Note 4)	$ 3,589,638	$ 6,439,147
Marketable securities (Notes 5 and 6)	243,757	175,541
Deposits, advances and other	178,178	353,742
Total current assets	4,011,573	6,968,430
Property, plant and equipment, net (Note 7)	12,262,472	12,440,654
Total assets	16,274,045	19,409,084
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	4,115,566	3,928,608
Accrued interest	2,388	2,388
Convertible notes and interest notes (Note 10)	38,894,078	34,400,030
Total current liabilities	43,012,032	38,331,026
Convertible notes (Note 10)	1,042,000	1,042,000
Other (Note 10)	1,012,491	1,012,491
Total liabilities	45,066,523	40,385,517
SHAREHOLDERS' EQUITY
Common shares and equity units	289,326,172	289,326,172
Contributed Surplus (Note 10)	11,682,644	11,682,644
Warrants	543,915	543,915
Stock options (Note 9)	20,261,623	19,980,099
Accumulated deficit	(350,692,052)	(342,526,267)
Accumulated other comprehensive income (loss)	85,220	17,004
Total shareholders' deficit	(28,792,478)	(20,976,433)
Total liabilities and shareholders' equity	$ 16,274,045	$ 19,409,084